Related Party Transactions (Detail Textuals) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Loans outstanding to related parties	$ 3,111,976	$ 3,193,470	$ 3,523,047
Deposits from related parties	$ 3,264,000	$ 2,581,000